Finance debt (Details 6) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	$ 5,171
Balance	5,171
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Available (Lines of Credit)	2,093
Balance	$ 2,093
Syndicate Of Banks [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	12/16/2021
Maturity	11/16/2028
Available (Lines of Credit)	$ 4,111
Balance	$ 4,111
Syndicate Of Banks Two [Member] | Foreign countries [member] | Petrobras Global Trading B V [Member]
IfrsStatementLineItems [Line Items]
Date	07/08/2025
Maturity	11/16/2028
Available (Lines of Credit)	$ 1,060
Balance	$ 1,060
Bradesco [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	12/22/2025
Maturity	11/22/2030
Available (Lines of Credit)	$ 290
Balance	$ 290
Banco Itau [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	07/30/2025
Maturity	07/31/2030
Available (Lines of Credit)	$ 290
Balance	$ 290
Banco Do Brasil [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	03/23/2018
Maturity	09/26/2030
Available (Lines of Credit)	$ 676
Balance	$ 676
Banco Do Brasil 1 [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	10/04/2018
Maturity	09/04/2029
Available (Lines of Credit)	$ 773
Balance	$ 773
Caixa Economica Federal [Member] | Country Of Brazil [Member] | Petroleo Brasileiro Sa [Member]
IfrsStatementLineItems [Line Items]
Date	11/23/2010
Available (Lines of Credit)	$ 64
Balance	$ 64